Annual Total Returns[BarChart] - AST Bond Portfolio 2021 - No Share Class	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	20.30%	6.80%	(7.00%)	7.68%	1.78%	2.03%	1.58%	0.07%	5.07%	3.15%